CNI CHARTER FUNDS

                          Large Cap Growth Equity Fund
                           Large Cap Value Equity Fund
                             Technology Growth Fund
                            RCB Small Cap Value Fund
                               Corporate Bond Fund
                              Government Bond Fund
                         California Tax-Exempt Bond Fund
                              High Yield Bond Fund

                 Institutional Class, Class A and Class R Shares


                         SUPPLEMENT DATED APRIL 15, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The third paragraph of the section entitled "Share Price Calculations--The Equity Funds and the Bond Funds" is replaced with the following paragraph:

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 CNI-SU-003-0100